Long-Term Debt - Term Loan and Revolver (Details) $ in Thousands				2 Months Ended	12 Months Ended
	Oct. 29, 2020 USD ($)	Oct. 08, 2020 USD ($)	Mar. 19, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 01, 2022 USD ($)	Oct. 28, 2020 USD ($)	Nov. 21, 2017 USD ($)	Jun. 07, 2016 USD ($)
Debt Instrument [Line Items]
Borrowed amount										$ 1,300,000
Carrying amount					$ 4,607,767	$ 5,445,524
Cash on hand	$ 715,000
Percentage on term loan facility for calculation of interest					1.00%
Percentage on effective rate for calculation of interest					0.50%
Percentage of basis spread					1.00%
Percentage of applicable margin					2.00%
Interest expense					$ 335,638	376,346	$ 383,261
Minimum
Debt Instrument [Line Items]
Interest rate					0.25%
Maximum
Debt Instrument [Line Items]
Interest rate					0.50%
Term Loan G
Debt Instrument [Line Items]
Borrowed amount											$ 3,500,000
Carrying amount					$ 2,341,000	$ 2,710,000
Interest rate					3.75%	4.69%	5.55%
Repayments of debt	369,000				$ 369,000	$ 100,000	$ 245,000
Write off term loan discount	600
Write off debt issuance costs	1,600
Debt Issuance Costs, Net					$ 9,666	18,332
Percentage of basis spread					2.00%
Interest expense					$ 119,100	144,200	147,900
Revolver G
Debt Instrument [Line Items]
Borrowed amount	$ 450,000								$ 100,000		100,000
Proceeds from issuance of long-term debt			$ 98,000
Debt Issuance Costs, Net					$ 2,300
Percentage of basis spread					0.00%
Interest expense					$ 1,900	$ 200	$ 200
Percentage of commitment fee					0.25%	0.25%	0.25%
Revolver G | Minimum
Debt Instrument [Line Items]
Ratio of first lien secured leverage.	1.00
Revolver G | Maximum
Debt Instrument [Line Items]
Ratio of first lien secured leverage.	6.75
7.125% Notes
Debt Instrument [Line Items]
Borrowed amount											$ 1,100,000
Carrying amount						$ 1,560,000
Interest rate	7.125%										7.125%
Repayments of debt					$ 1,615,583
Debt Issuance Costs, Net						21,539
Senior PIK Note
Debt Instrument [Line Items]
Carrying amount						1,178,727		$ 300,000
Cash on hand										$ 28,600
Interest rate		8.50%
Repayments of debt		$ 1,237,600		$ 101,000	1,202,302	101,013
Write off term loan discount				800
Write off debt issuance costs				$ 1,000
Debt Issuance Costs, Net					19,613	8,531
Interest expense					$ 80,900	$ 107,000	$ 110,400